18) Cash, balances with banks and cash equivalents (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents
Cash and due from banks in domestic currency		R$ 17,747,628	R$ 14,802,308
Cash and due from banks in foreign currency		6,096,396	4,185,462
Interbank investments	[1]	166,975,928	42,890,831
Investments in gold		1,037	892
Total		R$ 190,820,989	R$ 61,879,493	R$ 110,225,630	R$ 156,054,442

[1]	It refers to operations with maturity date on the effective date of investment equal to or less than 90 days and insignificant risk of change in the fair value. Of this amount, R$125,241,658 thousand (2019 - R$38,451,100 thousand) refers to financial assets pledged as collateral.